Post-employment benefits - Defined benefit obligations (Detail) - Present value of defined benefit obligation - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Post-employment benefits [Line Items]
Net defined benefit liability (asset) at beginning of period	€ 1,605	€ 1,621
Service cost	29	32
Interest cost	65	71
Employee contributions	4	3
Actuarial (gains) / losses
- financial assumptions	20	48
- experience adjustment	9	2
(Negative) past service cost	(7)	(9)
Settlements	1	2
Benefits paid from plan	(63)	(104)
Benefits paid directly by employer	(36)	(39)
Translation differences and other	32	(22)
Net defined benefit liability (asset) at end of period	€ 1,659	€ 1,605